Related Party Disclosures	6 Months Ended
Jun. 30, 2020
Disclosure Of Transactions Between Related Parties [Abstract]
Related Party Disclosures

RELATED PARTY DISCLOSURES

The Group’s related party transactions and relationships for 2019 were disclosed on pages 189 and 190 of the Annual Report and Form 20-F for the year ended 31 December 2019. There were no material changes in related parties or related party transactions in the six-months ended 30 June 2020.